Revenue - Amounts Received and Not Yet Recognized Related to Performance Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 1,569	$ 1,564
Due within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	452	555
Between 1 and 2 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	353	326
Between 2 and 3 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	278	206
Between 3 and 4 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	200	142
Between 4 and 5 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	95	106
More than 5 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	191	229
Loyalty and co-brand [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,300	1,299
Loyalty and co-brand [member] | Due within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	387	487
Loyalty and co-brand [member] | Between 1 and 2 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	313	292
Loyalty and co-brand [member] | Between 2 and 3 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	249	176
Loyalty and co-brand [member] | Between 3 and 4 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	176	115
Loyalty and co-brand [member] | Between 4 and 5 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	73	79
Loyalty and co-brand [member] | More than 5 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	102	150
Other [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	269	265
Other [member] | Due within one year [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	65	68
Other [member] | Between 1 and 2 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	40	34
Other [member] | Between 2 and 3 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	29	30
Other [member] | Between 3 and 4 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	24	27
Other [member] | Between 4 and 5 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	22	27
Other [member] | More than 5 years [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 89	$ 79